Related Party Transactions	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Related Party Transactions
37.	Related Party Transactions

(a)	Related parties of the Company as of December 31, 2024 were as follows:

Type	Company
Investments in associates and joint ventures	[Domestic] POSCO MC MATERIALS, Samcheok Blue Power Co., Ltd., SNNC and others.

[Foreign]
Roy Hill Holdings Pty Ltd, POSCO-NPS Niobium LLC, KOBRASCO, PT NICOLE METAL INDUSTRY, HBIS-POSCO Automotive Steel Co., Ltd,
South-East Asia Gas Pipeline Company Ltd., 9404-5515 Quebec Inc., AES Mong Duong Power Company Limited, KOREA LNG LTD., Nickel Mining Company SAS and others.

(b)	Significant transactions between the Company and its related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Sales and others			Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures(*3)
New Songdo International City Development, LLC	￦	270,465	—	—	—	148
SNNC		164,807	5,348	420	761,753	1,755
Noeul Green Energy Co., Ltd.		5,531	—	—	—	1,716
CSP - Compania Siderurgica do Pecem(*1)		7,173	—	576	126,123	22,663
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd(*2)		17,824	—	—	24,190	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,863	—	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		32,007	—	—	357	—
South-East Asia Gas Pipeline Company Ltd.		—	14,541	2,974	—	—
POSCO MC MATERIALS		137,977	24,000	—	6,018	—
Samcheok Blue Power Co., Ltd.		502,259	9,992	26	—	—
Pocheon-Hwado Highway Corp.		93,428	—	—	—	—
UITrans LRT Co., Ltd.		—	—	—	—	—
Roy Hill Holdings Pty Ltd.		—	233,593	—	1,673,838	—
Others		647,810	347,190	17,154	521,148	122,289

	￦	1,894,144	634,664	21,150	3,113,427	148,571

(*1)	CSP - Compania Siderurgica do Pecem was excluded from the associate due to the sale of its shares during the year ended December 31, 2023.
(*2)	Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd was excluded from the associate due to the sale of its shares during the year ended December 31, 2022.
(*3)	As of December 31, 2022, the Company provided guarantees to related parties.

2)	For the year ended December 31, 2023

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures(*1)
New Songdo International City Development, LLC	￦	208,536	—	1,484	—	279
SNNC		164,827	—	87	637,638	1,749
Noeul Green Energy Co., Ltd.		6,499	—	28	—	10,320
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,477	—	—	—	—
POS-SeAH Steel Wire (Nantong) Co., Ltd.		43,811	—	—	73	—
South-East Asia Gas Pipeline Company Ltd.		—	59,295	—	—	—
POSCO MC MATERIALS		113,542	9,000	—	6,861	1,564
Samcheok Blue Power Co., Ltd.		503,283	10,020	—	—	—
Pocheon-Hwado Highway Corp.		160,233	—	—	—	—
Roy Hill Holdings Pty Ltd.		—	367,445	—	1,611,073	—
Others		474,846	212,578	14,970	590,717	102,067

	￦	1,690,054	658,338	16,569	2,846,362	115,979

(*1)	As of December 31, 2023, the Company provided guarantees to related parties.

3)	For the year ended December 31, 2024

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	material	Others
Associates and joint ventures(*1)
New Songdo International City Development, LLC	￦	216,657	—	1,427	—	145
SNNC		121,658	—	8	377,168	3,620
POSCO-SAMSUNG-SLOVAKIA PROCESSING CENTER		43,098	—	—	781	—
Gunggi Green Energy		31,036	—	—	—	6,675
POS-SEAH STEEL WIRE(TIANJIN)CO., Ltd.		13,733	—	—	—	—
POS SeAH Steel Wire (Nantong) Co., Ltd.		52,993	—	—	243	—
South-East Asia Gas Pipeline Company Ltd.		—	64,208	—	—	—
POSCO MC MATERIALS		137,209	1,800	—	8,107	526
Samcheok Blue Power Co., Ltd.		377,636	10,993	946	—	—
Pocheon-Hwado Highway Corp.		59,691	—	—	—	65
HBIS-POSCO Automotive Steel Co., Ltd.		41,369	—	—	37,241	—
Roy Hill Holdings Pty Ltd.		—	284,541	260	1,729,832	—
Others		421,095	149,647	4,434	520,477	255,084

	￦	1,516,175	511,189	7,075	2,673,849	266,115

(*1)	As of December 31, 2024, the Company provided guarantees to related parties (see Note 38).

(c)	The balances of receivables and payables arising from significant transactions between the Company and its related parties as of December 31, 2023 and 2024 are as follows:

1)	December 31, 2023

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	15,260	—	1,497	16,757	—	39,089	39,089
Gunggi Green Energy		10,714	—	8,450	19,164	—	149	149
POSCO(Guangdong) Automotive Steel Co., Ltd.		59,910	—	3	59,913	52,961	—	52,961
AMCI (WA) PTY LTD		—	110,540	—	110,540	—	—	—
HBIS-POSCO Automotive Steel Co., Ltd.		21,912	—	103	22,015	1,805	8,837	10,642
POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd.		4,086	—	—	4,086	—	—	—
Samcheok Blue Power Co., Ltd.		162,759	—	213	162,972	—	9,605	9,605
Nickel Mining Company SAS		—	64,197	582	64,779	—	358	358
POS-SeAH Steel Wire(Nantong) Co., Ltd.		14,162	—	—	14,162	—	—	—
POSCO MC MATERIALS		13,835	—	82	13,917	1,156	—	1,156
Pocheon-Hwado Highway Corp.		33,944	—	—	33,944	—	7,712	7,712
UITrans LRT Co., Ltd.		—	46,335	8,395	54,730	—	2,398	2,398
Roy Hill Holdings Pty Ltd.		88,217	—	22,002	110,219	263,440	—	263,440
SNNC		15,072	—	60	15,132	25,352	1,731	27,083
FQM Australia Holdings Pty Ltd.		—	256,938	1,394	258,332	—	—	—
Others		17,499	16,589	124,849	158,937	4,837	5,599	10,436

	￦	457,370	494,599	167,630	1,119,599	349,551	75,478	425,029

(*1)	As of December 31, 2023, the Company recognized allowance for doubtful accounts for receivables amounting to ￦ 404,872 million.

2)	December 31, 2024

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	96,730	—	1,657	98,387	—	30,087	30,087
Gunggi Green Energy		5,846	—	10,706	16,552	—	567	567
POSCO(Guangdong) Automotive Steel Co., Ltd.		46,547	6,162	—	52,709	48,866	—	48,866
AMCI (WA) PTY LTD		—	142,767	—	142,767	—	—	—
HBIS-POSCO Automotive Steel Co., Ltd.		13,924	—	—	13,924	5,483	1,922	7,405
POS-SEAH STEELWIRE(TIANJIN)CO., Ltd.		5,970	—	—	5,970	—	—	—
Samcheok Blue Power Co., Ltd.		189,173	—	148	189,321	—	77,187	77,187
Nickel Mining Company SAS		—	68,793	122	68,915	—	358	358
POS-SeAH Steel Wire(Nantong) Co., Ltd.		19,628	—	—	19,628	—	—	—
POSCO MC MATERIALS		14,544	—	168	14,712	1,314	357	1,671
Pocheon-Hwado Highway Corp.		10,985	—	—	10,985	—	—	—
UITrans LRT Co., Ltd.		13,592	51,051	9,187	73,830	—	—	—
Roy Hill Holdings Pty Ltd.		25,023	—	8,836	33,859	356,234	25	356,259
SNNC		12,861	—	70	12,931	10,322	1,298	11,620
FQM Australia Holdings Pty Ltd.		—	292,764	—	292,764	—	—	—
Others		27,728	19,730	138,239	185,697	10,168	10,129	20,297

	￦	482,551	581,267	169,133	1,232,951	432,387	121,930	554,317

(*1)	As of December 31, 2024, the Company recognized allowance for doubtful accounts for receivables of ￦ 506,673 million.

(d)	Significant financial transactions between the Company and its related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	29,099	7,460	(5)	(44)	36,510
South-East Asia Gas Pipeline Company Ltd.		47,423	—	(45,639)	(1,784)	—
PT. Tanggamus Electric Power		4,690	—	—	324	5,014
PT. Wampu Electric Power		5,651	—	(1,876)	213	3,988
PT. POSMI Steel Indonesia		2,371	—	(2,371)	—	—
Nickel Mining Company SAS		62,611	—	—	413	63,024
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		4,742	—	(1,264)	324	3,802
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,113	—	—	491	7,604
AMCI (WA) PTY LTD		91,665	6,975	—	5,641	104,281
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,928	—	(6,548)	620	—
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		9,484	—	—	654	10,138
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		17,783	—	(6,069)	959	12,673
FQM Australia Holdings PTY Ltd		213,336	20,051	—	14,481	247,868
POHANG E&E Co., LTD		—	100	—	—	100
POSCO(Guangdong) Automotive Steel Co., Ltd.		—	35,131	—	—	35,131

	￦	504,278	69,717	(63,772)	22,292	532,515

(*1) Includes adjustments of foreign currency translation differences and others.

2) For the year ended December 31, 2023

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	36,510	9,825	—	—	46,335
PT. Tanggamus Electric Power		5,014	—	(270)	82	4,826
PT. Wampu Electric Power		3,988	—	(4,063)	75	—
Nickel Mining Company SAS		63,024	—	(2,322)	3,495	64,197
KRAKATAU POS-CHEMDONG-SUH CHEMICAL		3,802	—	(1,323)	100	2,579
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,604	—	(7,828)	224	—
AMCI (WA) PTY LTD		104,281	6,620	—	1,276	112,177
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		10,138	—	(5,321)	341	5,158
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd.		12,673	—	(13,219)	546	—
FQM Australia Holdings Pty Ltd.		247,868	2,637	—	6,433	256,938
POHANG E&E Co., LTD		100	1,546	—	—	1,646
POSCO(Guangdong) Automotive Steel Co., Ltd.		35,131	225,182	(246,259)	278	14,332

	￦	532,515	245,810	(280,605)	12,850	510,570

(*1)	Includes adjustments of foreign currency translation differences and others.

3)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	46,335	4,718	—	(2)	51,051
PT. Tanggamus Electric Power		4,826	—	(1,288)	316	3,854
Nickel Mining Company SAS		64,197	—	—	4,596	68,793
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		2,579	—	(1,379)	270	1,470
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
AMCI (WA) PTY LTD		112,177	6,499	—	24,091	142,767
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		5,158	—	—	478	5,636
FQM Australia Holdings Pty Ltd.		256,938	3,126	—	32,700	292,764
POHANG E&E Co., LTD		1,646	1,582	—	—	3,228
POSCO(Guangdong) Automotive Steel Co., Ltd.		14,332	59,402	(68,294)	722	6,162
Gale International Korea, LLC		—	100	—	—	100
P&O Chemical Co., Ltd.		—	3,060	—	—	3,060

	￦	510,570	78,487	(70,961)	63,171	581,267

(*1)	Includes adjustments of foreign currency translation differences and others.

(e)	For the years ended December 31, 2023 and 2024, there were additional investments in associates and joint ventures. (See Note 11 “Investments in Associates and Joint ventures”)

(f)	For the years ended December 31, 2022, 2023 and 2024, details of compensation to key management officers are as follows:

(in millions of Won)	2022		2023	2024
Short- term benefits	￦	174,629	199,608	190,253
Long- term benefits		9,182	9,641	9,858
Retirement benefits		22,106	38,934	29,261

	￦	205,917	248,183	229,372

Key management officers include directors (including non-standing directors), executive officers and fellow officers who have significant influences and responsibilities in the Company’s business and operations.